UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	29,300	$440,096
Hexcel Corp.	2,160	118,757
United Technologies Corp.	9,722	1,094,211

		$1,653,064

Auto Components — 1.4%
Delphi Automotive PLC	8,150	$620,459

		$620,459

Banks — 6.8%
JPMorgan Chase & Co.	17,800	$1,613,036
Wells Fargo & Co.	23,850	1,380,438

		$2,993,474

Beverages — 3.2%
Constellation Brands, Inc., Class A	3,365	$534,396
Diageo PLC	31,500	888,138

		$1,422,534

Biotechnology — 2.6%
Biogen, Inc.(1)	465	$134,199
Celgene Corp.(1)	1,648	203,545
Gilead Sciences, Inc.	9,157	645,385
Incyte Corp.(1)	1,208	160,785

		$1,143,914

Building Products — 1.2%
Johnson Controls International PLC	12,750	$534,735

		$534,735

Capital Markets — 2.0%
Credit Suisse Group AG ADR(1)	30,400	$458,736
Lazard, Ltd., Class A	5,300	228,218
Goldman Sachs Group, Inc. (The)	810	200,929

		$887,883

Chemicals — 1.4%
Monsanto Co.	1,850	$210,585
PPG Industries, Inc.	3,800	389,234

		$599,819

Commercial Services & Supplies — 1.6%
Deluxe Corp.	9,600	$706,464

		$706,464

Containers & Packaging — 1.2%
International Paper Co.	9,750	$513,825

		$513,825

Security	Shares	Value
Distributors — 0.7%
LKQ Corp.(1)	10,450	$330,011

		$330,011

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(1)	3,250	$224,607
ServiceMaster Global Holdings, Inc.(1)	5,900	234,997

		$459,604

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	21,651	$1,074,539

		$1,074,539

Electric Utilities — 2.2%
NextEra Energy, Inc.	3,691	$483,521
PG&E Corp.	7,210	481,267

		$964,788

Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc.	16,600	$764,928

		$764,928

Energy Equipment & Services — 1.7%
Oceaneering International, Inc.	10,800	$305,856
Schlumberger, Ltd.	5,219	419,399

		$725,255

Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	28,200	$768,450
Equity Residential	8,020	505,821

		$1,274,271

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	2,300	$407,514
Performance Food Group Co.(1)	29,200	689,120

		$1,096,634

Food Products — 2.1%
Blue Buffalo Pet Products, Inc.(1)	8,100	$197,964
Pinnacle Foods, Inc.	12,342	705,098

		$903,062

Health Care Equipment & Supplies — 2.4%
Medtronic PLC	3,000	$242,730
Zimmer Biomet Holdings, Inc.	6,923	810,545

		$1,053,275

Health Care Providers & Services — 1.3%
Aetna, Inc.	4,450	$572,982

		$572,982

Household Durables — 2.9%
D.R. Horton, Inc.	16,400	$524,800
Newell Brands, Inc.	15,196	745,060

		$1,269,860

Industrial Conglomerates — 1.3%
General Electric Co.	19,395	$578,165

		$578,165

Security	Shares	Value
Insurance — 6.1%
American Financial Group, Inc.	7,650	$719,559
Chubb, Ltd.	7,733	1,068,469
First American Financial Corp.	23,300	910,331

		$2,698,359

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)	864	$730,115

		$730,115

Internet Software & Services — 7.4%
Alphabet, Inc., Class C(1)	1,459	$1,201,063
eBay, Inc.(1)	23,253	788,277
Facebook, Inc., Class A(1)	6,784	919,503
GoDaddy, Inc., Class A(1)	9,250	340,863

		$3,249,706

IT Services — 3.3%
Amdocs, Ltd.	12,900	$782,385
Genpact, Ltd.(1)	26,950	653,268

		$1,435,653

Machinery — 1.7%
Dover Corp.	3,120	$249,912
Fortive Corp.	8,420	485,413

		$735,325

Media — 3.0%
Interpublic Group of Cos., Inc.	11,500	$277,150
Time Warner, Inc.	7,330	719,879
Walt Disney Co. (The)	3,071	338,087

		$1,335,116

Metals & Mining — 0.4%
Rio Tinto PLC ADR	3,750	$155,700

		$155,700

Multi-Utilities — 1.1%
Sempra Energy	4,229	$466,416

		$466,416

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	4,320	$279,288
Chevron Corp.	9,055	1,018,687
ConocoPhillips	7,550	359,154
EOG Resources, Inc.	3,284	318,515
Phillips 66	5,550	433,955

		$2,409,599

Pharmaceuticals — 8.2%
Allergan PLC	3,600	$881,352
Johnson & Johnson	11,800	1,442,078
Pfizer, Inc.	36,800	1,255,616

		$3,579,046

Road & Rail — 0.7%
Norfolk Southern Corp.	2,550	$308,627

		$308,627

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.6%
Broadcom, Ltd.	1,425	$300,575
Intel Corp.	25,692	930,051
NXP Semiconductors NV(1)	4,520	464,701
Texas Instruments, Inc.	4,285	328,317

		$2,023,644

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	1,600	$250,576
Lowe’s Cos., Inc.	5,200	386,724

		$637,300

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	15,258	$2,090,193

		$2,090,193

Tobacco — 0.9%
Philip Morris International, Inc.	3,730	$407,875

		$407,875

Total Common Stocks (identified cost $37,254,242)		$44,406,219

Put Options Purchased — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	16	$2,210	3/1/17	$120
S&P 500 Index	16	2,235	3/3/17	440
S&P 500 Index	16	2,235	3/6/17	640
S&P 500 Index	16	2,225	3/8/17	1,040
S&P 500 Index	15	2,260	3/10/17	2,138
S&P 500 Index	15	2,265	3/13/17	2,850
S&P 500 Index	14	2,290	3/15/17	6,370
S&P 500 Index	14	2,280	3/17/17	6,300
S&P 500 Index	14	2,300	3/20/17	9,940
S&P 500 Index	14	2,300	3/22/17	11,130
S&P 500 Index	14	2,300	3/24/17	12,390
S&P 500 Index	14	2,310	3/27/17	15,260

Total Put Options Purchased (identified cost $151,126)				$68,618

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	64,080	$64,099

Total Short-Term Investments (identified cost $64,093)		$64,099

Total Investments — 101.5% (identified cost $37,469,461)		$44,538,936

Call Options Written — (1.2)%

Exchange-Traded Options — (1.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	16	$2,300	3/1/17	$(103,040)
S&P 500 Index	16	2,320	3/3/17	(72,320)
S&P 500 Index	16	2,315	3/6/17	(80,960)
S&P 500 Index	16	2,310	3/8/17	(89,200)
S&P 500 Index	15	2,340	3/10/17	(46,500)
S&P 500 Index	15	2,355	3/13/17	(31,050)
S&P 500 Index	14	2,375	3/15/17	(19,250)
S&P 500 Index	14	2,375	3/17/17	(21,280)
S&P 500 Index	14	2,395	3/20/17	(12,040)
S&P 500 Index	14	2,395	3/22/17	(13,160)
S&P 500 Index	15	2,395	3/24/17	(15,525)
S&P 500 Index	14	2,400	3/27/17	(13,090)

Total Call Options Written (premiums received $164,311)				$(517,415)

Other Assets, Less Liabilities — (0.3)%				$(149,011)

Net Assets — 100.0%				$43,872,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2017 was $188.

Abbreviations:

ADR	-	American Depositary Receipt

Written options activity for the fiscal year to date ended February 28, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	222	$256,494
Options written	622	582,875
Options terminated in closing purchase transactions	(354)	(380,773)
Options exercised	(86)	(87,813)
Options expired	(225)	(206,472)

Outstanding, end of period	179	$164,311

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$68,618	$—
Written options	—	(517,415)

Total	$68,618	$(517,415)

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,551,861

Gross unrealized appreciation	$7,182,539
Gross unrealized depreciation	(264,082)

Net unrealized appreciation	$6,918,457

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$5,382,465	$—		$—	$5,382,465
Consumer Staples	2,941,967	888,138		—	3,830,105
Energy	3,134,854	—		—	3,134,854
Financials	6,579,716	—		—	6,579,716
Health Care	6,349,217	—		—	6,349,217
Industrials	4,516,380	—		—	4,516,380
Information Technology	9,564,124	—		—	9,564,124
Materials	1,269,344	—		—	1,269,344
Real Estate	1,274,271	—		—	1,274,271
Telecommunication Services	1,074,539	—		—	1,074,539
Utilities	1,431,204	—		—	1,431,204
Total Common Stocks	$43,518,081	$888,138	*	$—	$44,406,219
Put Options Purchased	$68,618	$—		$—	$68,618
Short-Term Investments	—	64,099		—	64,099
Total Investments	$43,586,699	$952,237		$—	$44,538,936

Liability Description
Call Options Written	$(517,415)	$—		$—	$(517,415)
Total	$(517,415)	$—		$—	$(517,415)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017